Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Sep. 29, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Intangible Assets, Net [Abstract]
Purchase price of intangible asset (in Dollars) | $	$ 34,320
Amortization expenses | ¥		¥ 269	¥ 127	¥ 8,294